----------------------------------------
                                        12TH ANNUAL REPORT
                                             SELIGMAN
                                             MUNICIPAL
                                              SERIES
                                              TRUST
                              ----------------------------------------
                                          September 30, 1996


                                           Providing Income
                                     Free From Regular Income Tax
                                              Since 1984

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TO THE SHAREHOLDERS
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We are pleased to update you on Seligman Municipal Series Trust -- the
California High-Yield and Quality Series, the Florida Series, and the North Carolina Series -- at its fiscal year-end, September 30, 1996.
        After reducing interest rates twice in 1995, and again in January 1996, the Federal Reserve Board left rates unchanged for the next eight months. The economy's rate of growth, which slowed in the fourth quarter of 1995, bounced back in the second quarter of 1996. It continued to grow at a healthy pace all year with virtually no inflationary repercussions. Reports issued in September supported this view, showing continued increases in production, new home sales, wages, and spending.
        With the lowest unemployment rate since June 1990, strong personal incomes, interest rates far below their 1980s levels, and few signs of inflationary pressure, consumer confidence as measured by The Conference Board rose 25% above its January 1996 level.
        In the municipal bond market, interest rates began to decline in the third quarter of 1995 and continued to do so until February 1996. However, as the economy picked up steam late in the first quarter of this year, and continued to grow in the second quarter, municipal market sentiment turned from enthusiasm to concern regarding inflation. For the last six months, every Fed meeting was under intense scrutiny by market participants. The inability of municipal bond investors to gauge the future direction of rates exaggerated their response to each economic report, with municipal bond yields drifting up or down in response to the latest data.
        On September 24, the Fed decided to maintain the current fed funds rate. Once the decision was announced, long-term municipal bond yields, as measured by the Bond Buyer 20-Bond General Obligation Index, declined slightly and ended the quarter at 5.76%. The unchanged monetary policy somewhat stabilized the municipal bond market by the end of the Trust's fourth quarter.
        Going forward, we foresee continued, albeit moderate, economic growth and a benign level of inflation. This environment of modest growth, combined with relatively stable interest rates, should be beneficial for financial markets in the months ahead. As always, there could be short-term volatility, but we remain confident in the long-term outlook.
        As we near the end of the year, we encourage you to review your overall investment portfolio. When doing so, you may wish to consult your financial advisor to discuss financial issues such as tax planning, and to ensure that you are following the best investment strategy to help you seek your financial goals.
        At the Special Meeting of Shareholders, held on September 30, 1996, a proposal was passed permitting the Trust to invest any portion of its net assets in securities subject to the federal alternative minimum tax. Consequently, your Trust's name was changed to Seligman Municipal Series Trust and the word "Municipal" will replace the words "Tax-Exempt" for each Series within the Trust. For specific results of the Special Meeting of Shareholders, please refer to page 27.
         A discussion with your Portfolio Manager about your Trust, along with highlights of performance, long-term investment results, portfolio holdings, and financial statements, follows this letter.
        We thank you for your continued interest in Seligman Municipal Series Trust, and look forward to serving your investment needs in the many years to come.


By order of the Trustees,

/s/ William Morris

William C. Morris
Chairman

                                      /s/ Brian T. Zino
                                      Brian T. Zino
                                      President
October 30, 1996

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SELIGMAN MUNICIPAL SERIES TRUST
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

                                                     CALIFORNIA       CALIFORNIA                               NORTH
HIGHLIGHTS September 30, 1996                        HIGH-YIELD         QUALITY            FLORIDA            CAROLINA
                                                       SERIES            SERIES             SERIES             SERIES
--------------------------------------------------------------------------------------------------------------------------
  NET ASSETS (in millions)
  Class A                                               $50.3             $95.6             $45.2             $36.0
  Class D                                                 1.9               1.6               1.3               1.2
--------------------------------------------------------------------------------------------------------------------------
  YIELD*
  Class A                                                4.95%             4.64%             4.45%             4.55%
  Class D                                                4.29              3.97              3.95              4.01
--------------------------------------------------------------------------------------------------------------------------
  DIVIDENDS**
  Class A                                              $0.355            $0.345            $0.377            $0.372
  Class D                                               0.296             0.283             0.318             0.312
--------------------------------------------------------------------------------------------------------------------------
  CAPITAL GAIN DISTRIBUTIONS**                         $0.023            $0.012            $0.080            $0.014
--------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE
  September 30, 1996
  Class A                                               $6.50             $6.75             $7.67             $7.84
  Class D                                                6.51              6.74              7.68              7.83
  September 30, 1995
  Class A                                                6.47              6.65              7.71              7.74
  Class D                                                6.48              6.63              7.72              7.74
--------------------------------------------------------------------------------------------------------------------------
  MAXIMUM OFFERING PRICE PER SHARE
  September 30, 1996
  Class A                                               $6.82             $7.09             $8.05             $8.23
  Class D                                                6.51              6.74              7.68              7.83
  September 30, 1995
  Class A                                                6.79              6.98              8.09              8.13
  Class D                                                6.48              6.63              7.72              7.74
--------------------------------------------------------------------------------------------------------------------------
  MOODY'S/S&P RATINGS+
  Aaa/AAA                                                  6%                64%               69%               46%
  Aa/AA                                                    9                 25                22                35
  A/A                                                     37                 11                 9                16
  Baa/BBB                                                 24                 --                --                --
  Non-rated                                               24                 --                --                 3
--------------------------------------------------------------------------------------------------------------------------
  HOLDINGS BY MARKET SECTOR+
  Revenue Bonds                                           93%                88%               76%               80%
  General Obligation Bonds                                 7                 12                24                20
--------------------------------------------------------------------------------------------------------------------------
  WEIGHTED AVERAGE MATURITY (Years)                     22.2               21.4              20.8              21.6
--------------------------------------------------------------------------------------------------------------------------

 *  Current yield representing the annualized yield for the 30-day period ended September 30, 1996.
**  Represents per share amount paid or declared in respect of Class A and Class D shares during the year ended September 30, 1996.
 +  Percentages based on current market values of long-term holdings.

Note: The yields have been computed in accordance with current SEC regulations and will vary, and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A small portion of each State Series' income may be subject to applicable state and local taxes and any amount may be subject to the federal alternative minimum tax. Past performance is not indicative of future investment results

2

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ANNUAL PERFORMANCE OVERVIEW
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The following is a discussion with your Portfolio Manager regarding Seligman
Municipal Series Trust, and a chart and table comparing your Trust's performance to the performance of the Lehman Brothers Municipal Bond Index.


YOUR PORTFOLIO MANAGER

[picture of Thomas G. Moles]

Thomas G. Moles is a Managing Director of J. & W. Seligman & Co. Incorporated, Vice President and Portfolio Manager of Seligman Municipal Series Trust and the other Seligman municipal mutual funds which include 19 separate portfolios, and President and Portfolio Manager of Seligman Select Municipal Fund and Seligman Quality Municipal Fund. He is responsible for more than $2 billion in municipal securities. Mr. Moles, with more than 25 years of experience, has spearheaded Seligman's municipal investment efforts since joining the firm in 1983.

What economic factors affected Seligman Municipal Series Trust over the past 12 months?

Throughout the fourth quarter of 1995, the majority of market participants believed that the economy was growing at a moderate pace and that inflation remained under control. This bullish outlook caused long-term interest rates to decline steadily during the fourth quarter of 1995 and into the new year. By February 1996, however, the economy began to exhibit signs of unexpected strength and interest rates rose sharply on renewed inflation concerns. Since then, economic data has been mixed, suggesting weakness in some areas and vigor in others. Given these conflicting economic reports, market participants have been unable to form a consensus with respect to the economy. As a result, each new economic release has led to an amplified shift in interest rates.
        On September 24, the Federal Reserve Board stated that it had not seen sufficient evidence of an acceleration in inflation to warrant an increase in the fed funds rate. The Fed's decision to hold monetary policy steady helped stabilize the bond market and prompted a modest decline in long-term yields. Further, by September 30, 1996, long-term municipal yields, as measured by the Bond Buyer 20-Bond General Obligation Index, stood at 5.76%, down from 6.00% a year ago.

What market factors influenced the Trust over the past 12 months?

In the municipal bond market, year-to-date new issue supply has increased only marginally over 1995 levels. However, demand, in particular retail demand, has been strong, resulting in shortages of certain types of municipal bonds. The supply imbalance pushed buyers to bid up prices to obtain the specific bonds they required, which caused a compression of yield spreads, or a narrowing of yield differentials, within the various sectors of the municipal market. For example, hospital bonds typically trade at higher yields than similarly rated general obligation bonds, due to their complexity. This year, many typically higher-yielding issues such as hospital bonds have been trading at or near general obligation levels. This market aberration provided us an opportunity to improve the relative value of the portfolios.

What was your investment strategy in the past 12 months?

We believe that the economy is expanding at an acceptable rate of growth and that inflation remains in check. Therefore, we have been comfortable purchasing long-term municipal bonds in spite of the market's frequent ups and downs. Yields on long-term municipal bonds are significantly higher than yields on short-term municipal securities. For that reason, short-term positions were kept to a minimum.

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ANNUAL PERFORMANCE OVERVIEW (continued)
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        Further, to better protect the net asset value of the Series of the
Trust during periods of rising interest rates, we concentrated new acquisitions in current coupon bonds rather than in discount or zero coupon bonds, as the prices of discount and zero coupon bonds are more vulnerable to rising interest rates. Though we primarily focus on our long-term goals rather than short-term gains, we continuously search for ways to improve the relative value of the Trust by taking advantage of aberrations and inefficiencies within the municipal marketplace.

What is your outlook for the Trust?

Thus far, 1996 has been a challenging year for fixed-income investors. The debate within the municipal markets over the strength of the economy most likely will continue to influence the direction of interest rates in the short term. Our team, however, takes a long-term, conservative approach to managing your Trust. We believe municipal bond funds will continue to play an important role in helping investors meet their long-term financial goals, and we remain committed to maintaining diversified portfolios of quality municipal bonds while providing our Shareholders with competitive yields.

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PERFORMANCE COMPARISON CHARTS AND TABLES                    September 30, 1996
------------------------------------------------------------------------------

The following charts compare a $10,000 hypothetical investment made in each Series of Seligman Municipal Series Trust Class A shares with and without the maximum initial sales charge of 4.75%, for the 10-year or since-inception (where applicable) periods ended September 30, 1996, to a $10,000 hypothetical investment made in the Lehman Brothers Municipal Bond Index (Lehman Index) for the same periods. The performance of each Series of Seligman Municipal Series Trust Class D shares is not shown in the charts but is included in the table below each chart. It is important to keep in mind that the Lehman Index does not include any fees or sales charges, and does not reflect state-specific bond market performance.

SELIGMAN CALIFORNIA MUNICIPAL HIGH-YIELD SERIES

               With           Without
            sales charge    sales charge    Lehman Index
9/30/86       $9,519.09      $10,000.00      $10,000
12/31/86      $9,835.54      $10,332.43      $10,346
3/31/87      $10,113.16      $10,624.08      $10,596
6/30/87       $9,757.21      $10,250.15      $10,309
9/30/87       $9,380.23       $9,854.12      $10,052
12/31/87      $9,829.93      $10,326.55      $10,501
3/31/88      $10,232.86      $10,749.84      $10,863
6/30/88      $10,419.84      $10,946.26      $11,072
9/30/88      $10,761.28      $11,304.95      $11,356
12/31/88     $11,120.37      $11,682.18      $11,566
3/31/89      $11,238.91      $11,806.72      $11,642
6/30/89      $11,761.06      $12,355.24      $12,331
9/30/89      $11,795.26      $12,391.17      $12,340
12/31/89     $12,152.12      $12,766.06      $12,814
3/31/90      $12,260.00      $12,879.39      $12,872
6/30/90      $12,523.84      $13,156.57      $13,173
9/30/90      $12,452.40      $13,081.51      $13,181
12/31/90     $12,881.58      $13,532.37      $13,749
3/31/91      $13,177.23      $13,842.97      $14,060
6/30/91      $13,462.20      $14,142.33      $14,359
9/30/91      $14,012.13      $14,720.05      $14,918
12/31/91     $14,231.60      $14,950.61      $15,419
3/31/92      $14,435.55      $15,164.86      $15,465
6/30/92      $14,953.12      $15,708.59      $16,053
9/30/92      $15,272.81      $16,044.43      $16,478
12/31/92     $15,588.36      $16,375.93      $16,778
3/31/93      $16,041.20      $16,851.66      $17,401
6/30/93      $16,504.43      $17,338.29      $17,970
9/30/93      $16,901.26      $17,755.16      $18,577
12/31/93     $17,132.77      $17,998.37      $18,837
3/31/94      $16,738.21      $17,583.89      $17,803
6/30/94      $16,832.36      $17,682.81      $18,001
9/30/94      $16,970.74      $17,828.17      $18,123
12/31/94     $16,654.65      $17,496.11      $17,862
3/31/95      $17,733.70      $18,629.69      $19,125
6/30/95      $18,073.39      $18,986.55      $19,586
9/30/95      $18,472.33      $19,405.64      $20,150
12/31/95     $19,078.72      $20,042.67      $20,980
3/31/96      $18,903.38      $19,858.47      $20,726
6/30/96      $19,166.38      $20,134.76      $20,886
9/30/96      $19,670.98      $20,664.86      $21,367

The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1996, for Seligman California Municipal High-Yield Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1996, for Seligman California Municipal High-Yield Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                                                                     SINCE
                                   ONE     FIVE      10                                             ONE            INCEPTION
                                   YEAR    YEARS    YEARS                                           YEAR             2/1/94
                                 -------- -------- --------                                       --------       --------------
Seligman California Municipal                                   Seligman California Municipal
High-Yield Series                                               High-Yield Series
  Class A with Sales Charge       1.47%    6.00%    7.00%         Class D with CDSL                  4.53%             n/a
  Class A without Sales Charge    6.49     7.02     7.53          Class D without CDSL               5.53             3.97%
Lehman Index                      6.04     7.45     7.89        Lehman Index                         6.04             4.40

------------------------
See page 8 for footnotes.

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PERFORMANCE COMPARISON CHARTS AND TABLES (continued)
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SELIGMAN CALIFORNIA MUNICIPAL QUALITY SERIES

                With           Without
             sales charge    sales charge   Lehman Index
9/30/86       $9,519.09      $10,000.00      $10,000
12/31/86      $9,936.42      $10,438.40      $10,346
3/31/87      $10,156.87      $10,670.00      $10,596
6/30/87       $9,685.30      $10,174.62      $10,309
9/30/87       $9,272.66      $9,741.13       $10,052
12/31/87      $9,817.16      $10,313.14      $10,501
3/31/88      $10,156.53      $10,669.64      $10,863
6/30/88      $10,364.01      $10,887.61      $11,072
9/30/88      $10,604.63      $11,140.38      $11,356
12/31/88     $10,993.50      $11,548.90      $11,566
3/31/89      $11,069.30      $11,628.53      $11,642
6/30/89      $11,746.97      $12,340.43      $12,331
9/30/89      $11,649.75      $12,238.30      $12,340
12/31/89     $12,067.25      $12,676.90      $12,814
3/31/90      $12,052.85      $12,661.77      $12,872
6/30/90      $12,357.43      $12,981.75      $13,173
9/30/90      $12,141.84      $12,755.25      $13,181
12/31/90     $12,859.49      $13,509.17      $13,749
3/31/91      $13,075.87      $13,736.49      $14,060
6/30/91      $13,323.82      $13,996.96      $14,359
9/30/91      $13,884.14      $14,585.58      $14,918
12/31/91     $14,302.39      $15,024.96      $15,419
3/31/92      $14,279.42      $15,000.84      $15,465
6/30/92      $14,908.15      $15,661.34      $16,053
9/30/92      $15,211.32      $15,979.83      $16,478
12/31/92     $15,516.28      $16,300.19      $16,778
3/31/93      $16,255.01      $17,076.24      $17,401
6/30/93      $16,751.89      $17,598.23      $17,970
9/30/93      $17,328.72      $18,204.20      $18,577
12/31/93     $17,472.29      $18,355.02      $18,837
3/31/94      $16,314.47      $17,138.71      $17,803
6/30/94      $16,340.15      $17,165.68      $18,001
9/30/94      $16,382.78      $17,210.46      $18,123
12/31/94     $16,022.25      $16,831.71      $17,862
3/31/95      $17,459.70      $18,341.79      $19,125
6/30/95      $17,687.66      $18,581.27      $19,586
9/30/95      $18,159.55      $19,077.01      $20,150
12/31/95     $19,193.43      $20,163.12      $20,980
3/31/96      $18,789.33      $19,738.60      $20,726
6/30/96      $18,980.81      $19,939.77      $20,886
9/30/96      $19,431.33      $20,413.04      $21,366

The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1996, for Seligman California Municipal Quality Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1996, for Seligman California Municipal Quality Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.
AVERAGE ANNUAL TOTAL RETURNS

                                                                                                                       SINCE
                                    ONE       FIVE       10                                            ONE           INCEPTION
                                    YEAR      YEARS     YEARS                                          YEAR            2/1/94
                                  --------   --------  --------                                      --------      --------------
Seligman California Municipal                                     Seligman California Municipal
Quality Series                                                    Quality Series
  Class A with Sales Charge         1.95%      5.92%    6.87%       Class D with CDSL                  5.20%          n/a
  Class A without Sales Charge      7.00       6.95     7.40        Class D without CDSL               6.20          2.60%
Lehman Index                        6.04       7.45     7.89      Lehman Index                         6.04          4.40

-------------------------
See page 8 for footnotes

6

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                                                            September 30, 1996
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SELIGMAN FLORIDA MUNICIPAL SERIES

                With           Without
             sales charge    sales charge   Lehman Index
11/17/86      $9,520      $10,000      $10,000
21/31/86      $9,440       $9,915       $9,972
3/31/87       $9,746      $10,237      $10,213
6/30/87       $9,038       $9,493       $9,936
9/30/87       $8,497       $8,925       $9,689
12/31/87      $9,211       $9,675      $10,122
3/31/88       $9,528      $10,008      $10,470
6/30/88       $9,821      $10,316      $10,672
9/30/88      $10,181      $10,694      $10,945
12/31/88     $10,602      $11,137      $11,148
3/31/89      $10,667      $11,205      $11,221
6/30/89      $11,466      $12,045      $11,886
9/30/89      $11,329      $11,900      $11,894
12/31/89     $11,806      $12,401      $12,351
3/31/90      $11,780      $12,374      $12,406
6/30/90      $12,088      $12,698      $12,697
9/30/90      $11,921      $12,522      $12,704
12/31/90     $12,568      $13,202      $13,252
3/31/91      $12,807      $13,452      $13,551
6/30/91      $13,070      $13,729      $13,840
9/30/91      $13,519      $14,201      $14,378
12/31/91     $13,902      $14,603      $14,861
3/31/92      $13,936      $14,639      $14,906
6/30/92      $14,487      $15,217      $15,473
9/30/92      $14,769      $15,514      $15,883
12/31/92     $15,164      $15,928      $16,172
3/31/93      $15,728      $16,521      $16,772
6/30/93      $16,410      $17,237      $17,320
9/30/93      $17,015      $17,873      $17,905
12/31/93     $17,214      $18,082      $18,156
3/31/94      $16,183      $16,999      $17,159
6/30/94      $16,310      $17,132      $17,350
9/30/94      $16,337      $17,161      $17,468
12/31/94     $16,264      $17,084      $17,216
3/31/95      $17,402      $18,280      $18,433
6/30/95      $17,677      $18,569      $18,878
9/30/95      $18,113      $19,026      $19,421
12/31/95     $18,976      $19,933      $20,222
3/31/96      $18,548      $19,483      $19,977
6/30/96      $18,686      $19,628      $20,131
9/30/96      $19,118      $20,082      $20,594

The table below shows the average annual total returns for the one-year, five-year, and since-inception periods through September 30, 1996, for Seligman Florida Municipal Series Class A shares, with and without the maximum initial sales charge of 4.75%, an d the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1996, for Seligman Florida Municipal Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                        SINCE                                                     SINCE
                                  ONE     FIVE         INCEPTION                                   ONE           INCEPTION
                                 YEAR     YEARS        11/17/86                                    YEAR            2/1/94
                               --------  --------  ----------------                              --------      --------------
Seligman Florida                                                        Seligman Florida
Municipal Series                                                        Municipal Series
  Class A with Sales Charge      0.59%    6.13%        6.78%              Class D with CDSL        3.74%             n/a
  Class A without Sales Charge   5.54     7.17         7.31               Class D without CDSL     4.74             2.80%
Lehman Index                     6.04     7.45         7.63*            Lehman Index               6.04             4.40

* From 11/30/86.

------------------------
See page 8 for footnotes

                                                                        7

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PERFORMANCE COMPARISON CHARTS AND TABLES (continued)        September 30, 1996
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SELIGMAN NORTH CAROLINA MUNICIPAL SERIES

                With           Without
             sales charge    sales charge   Lehman Index
8/27/90         9520           10000           10000
9/30/90         9386            9859          10006
12/31/90        9783           10277          10437
3/31/91         9982           10485          10673
6/30/91        10082           10591          10900
9/30/91        10509           11039          11324
12/31/91       10823           11369          11705
3/31/92        10779           11322          11740
6/30/92        11211           11777          12186
9/30/92        11479           12058          12509
12/31/92       11706           12296          12736
3/31/93        12197           12812          13209
6/30/93        12631           13268          13641
9/30/93        13138           13801          14102
12/31/93       13225           13892          14299
3/31/94        12335           12957          13514
6/30/94        12372           12996          13664
9/30/94        12376           13000          13757
12/31/94       12254           12872          13559
3/31/95        13322           13994          14518
6/30/95        13563           14246          14868
9/30/95        13852           14550          15296
12/31/95       14651           15389          15926
3/31/96        14254           14973          15733
6/30/96        14393           15119          15855
9/30/96        14737           15480          16219

The table below shows the average annual total returns for the one-year, five-year, and since-inception periods through September 30, 1996, for Seligman North Carolina Municipal Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1996, for Seligman North Carolina Municipal Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                          SINCE                                                      SINCE
                                   ONE       FIVE       INCEPTION                                        ONE       INCEPTION
                                  YEAR       YEARS       8/27/90                                         YEAR        2/1/94
                                --------   --------   --------------                                   --------   --------------
Seligman North Carolina                                               Seligman North Carolina
Municipal Series                                                      Municipal Series
  Class A with Sales Charge       1.29%      5.96%        6.57%         Class D with CDSL                4.45%          n/a
  Class A without Sales Charge    6.39       7.00         7.43          Class D without CDSL             5.45          2.82%
Lehman Index                      6.04       7.45         8.28*       Lehman Index                       6.04          4.40
* From 8/31/90.

------------------
+At its discretion, the Manager waived all or a portion of its fees and, in some cases, reimbursed certain expenses for the North Carolina Series. This has the effect of increasing the Series' average annual total returns for the five-year and since-inception periods.

No adjustment was made to Class A shares' performance for periods prior to commencement dates, December 27, 1990, in the case of the Florida Series, and January 1, 1993, in the case of the California High-Yield and California Quality Series, for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets of each Series. THE PERFORMANCE OF CLASS D SHARES WILL BE GREATER THAN OR LESS THAN THE PERFORMANCE SHOWN FOR CLASS A SHARES, BASED ON DIFFERENCES IN SALES CHARGES AND FEES PAID BY SHAREHOLDERS. Performance data quoted represent changes in prices and assume that all distributions within the periods are invested in additional shares. The investment return and principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

8

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PORTFOLIOS OF INVESTMENTS                                   September 30, 1996
------------------------------------------------------------------------------

                                               CALIFORNIA HIGH-YIELD SERIES

         FACE                                                                                      RATINGS         MARKET
        AMOUNT                                    MUNICIPAL BONDS                                 MOODY'S/S&P+      VALUE
     -----------                               --------------------                              -------------  --------------
     $2,500,000   Alameda, CA Certificates of Participation (City Hall Seismic Upgrade Project),
                    6.20% due 5/1/2025............................................................    NR/A        $ 2,531,825
      1,000,000   Bakersfield, CA Hospital Rev. (Bakersfield Memorial Hospital),
                    6 1/2% due 1/1/2022...........................................................    A/A- .        1,033,680
      3,000,000  California Department of Water Resources Water System Rev. (Central Valley Project),
                   6% due 12/1/2020...............................................................    Aa/AA         3,007,350
      2,500,000  California Educational Facilities Authority Rev. (Loyola Marymount University),
                   5% due 10/1/2024...............................................................    A1/NR         2,428,925
      1,500,000  California Housing Finance Agency Home Mortgage Rev., 6% due 8/1/2027*...........   Aa/AA-         1,511,610
      2,500,000  Cupertino, CA Certificates of Participation (Capital Improvement Projects),
                   5% due 1/1/2016.................................................................    A1/A+        2,437,300
        175,000  Fairfield, CA Improvement Bonds (Smith Ranch Assessment District),
                   7.35% due 9/2/2003..............................................................    NR/NR          179,543
        155,000  Fairfield, CA Improvement Bonds (Smith Ranch Assessment District),
                   7.40% due 9/2/2007..............................................................    NR/NR          159,937
      1,000,000  Folsom, CA Special Tax Bonds (Willow Creek Community Facilities District No. 1),
                   8 1/4% due 12/1/2006............................................................    NR/NR        1,058,770
      3,000,000  Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev.,
                   6% due 1/1/2034.................................................................   Baa/BBB-      2,904,390
      2,000,000  Garden Grove, CA Agency for Community Development Rev. (Garden Grove Community
                  Project), 5 7/8% due 10/1/2023  .................................................    NR/BBB+      1,905,260
        500,000  Los Angeles, CA Certificates of Participation (Convention & Exhibition Center
                   Authority), 7% due 8/15/2018....................................................    Aaa/AAA        548,905
        500,000  Los Angeles, CA Community Redevelopment Agency Multi-Family Housing Rev.
                   (Grand Central Square), 5.85% due 12/1/2026*....................................    Baa1/BBB+      452,345
      1,300,000  Los Angeles, CA Wastewater System Rev., 7.10% due 6/1/2018........................      A1/A       1,395,849
      2,385,000  Los Angeles County, CA Transportation Commission  Sales Tax Rev.,
                   5% due 7/1/2018.................................................................     Aaa/AAA     2,381,828
        400,000  Milpitas, CA Local Improvement District No. 9 (Milpitas Business Park),
                   7 1/4% due 9/2/2007.............................................................      NR/NR        412,836
        400,000  Milpitas, CA Local Improvement District No. 9 (Milpitas Business Park),
                   7.30% due 9/2/2008..............................................................      NR/NR        412,884
        250,000  Milpitas, CA Local Improvement District No. 9 (Milpitas Business Park),
                   7.30% due 9/2/2011..............................................................      NR/NR        257,955
      1,000,000  Oxnard Union High School District, CA Certificates of Participation
                   (Union High School), 7.70% due 11/1/2019........................................      NR/NR      1,112,920
        730,000  Petaluma, CA Community Development Commission Tax Allocation Bonds
                   (Central Business District), 9.30% due 5/15/2010................................    Baa1/NR        732,672
      2,180,000  Pleasanton, CA Joint Powers Financing Authority Reassessment Rev.,
                   6.15% due 9/2/2012..............................................................     Baa/NR      2,208,209
      2,000,000  Puerto Rico Highway & Transportation Authority Highway Rev.,
                  5 1/2% due 7/1/2036..............................................................     Baa1/A      1,892,240

----------------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+  Ratings have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.
                                                                   9

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------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS  (continued)
------------------------------------------------------------------------------

                                             CALIFORNIA HIGH-YIELD SERIES (continued)

         FACE                                                                                       RATINGS          MARKET
        AMOUNT                                    MUNICIPAL BONDS                                  MOODY'S/S&P+      VALUE
      ----------                               --------------------                                ------------  --------------
     $1,020,000  Rancho Mirage, CA Improvement Bonds Assessment District No. 22-85
                   (Frank Sinatra Drive Extension), 8.30% due 9/2/2008.............................     NR/NR    $  1,056,057
      1,200,000  Rancho Mirage, CA Improvement Bonds Assessment District No. 22-85
                   (Frank Sinatra Drive Extension), 8.30% due 9/2/2011.............................     NR/NR       1,242,984
          5,000  Riverside County, CA (Single Family Mortgage Rev.), 10 1/2% due 9/1/2014..........    NR/BBB+          5,252
      2,000,000  San Francisco, CA State Building Authority Lease Rev. (State of California Dept. of
                   General Services Lease), 5% due 10/1/2013.......................................      A/A        1,850,900
      3,000,000  San Joaquin Hills, CA Transportation Corridor Agency (Orange County
                   Senior Lien Toll Road), 6% due 1/1/2032.........................................     NR/NR       3,116,730
      2,500,000  Santa Barbara, CA Certificates of Participation, 5.70% due 3/1/2011...............     A1/A+       2,468,450
      1,000,000  Santa Clara, CA Improvement Bonds Project No. 186 (Santa Clara Convention Center
                   Complex), 7.10% due 9/2/2011....................................................     NR/NR       1,031,580
      1,500,000  Santa Cruz, CA Hospital Rev. (Dominican Santa Cruz Hospital), 7% due 12/1/2013....      A1/A+      1,568,490
      2,000,000  Santa Margarita, CA Water District GOs, 7 1/2% due 11/1/2005......................     NR/NR       2,073,380
      1,000,000  Southern California Public Power Authority Power Project Rev. (Multiple Projects),
                   6% due 7/1/2018.................................................................      A/A          996,280
        875,000  Stanislaus, CA Waste-to-Energy Financing Agency Solid Waste Facility Rev.
                   (Ogden Martin System of Stanislaus, Inc. Project), 7 1/2% due 1/1/2005.........    NR/BBB+         927,448
      1,270,000  Stanislaus, CA Waste-to-Energy Financing Agency Solid Waste Facility Rev.
                   (Ogden Martin System of Stanislaus, Inc. Project), 7% due 1/1/2010..............    NR/BBB+      1,369,136
      2,230,000  West Covina, CA Certificates of Participation (Queen of the Valley Hospital),
                   6 1/2% due 8/15/2024............................................................      A/A        2,322,099

                                                                                                                 ------------
    Total Municipal Bonds (Cost $49,424,946) -- 97.7%.......................................                       50,996,019
    Variable Rate Demand Notes (Cost $1,900,000) -- 3.7% ...................................                        1,900,000
    Other Assets Less Liabilities -- (1.4)%.................................................                         (712,744)
                                                                                                                 ------------

    NET ASSETS -- 100.0%....................................................................                      $52,183,275
                                                                                                                 ------------
                                                                                                                 ------------

                                                    CALIFORNIA QUALITY SERIES
        FACE                                                                                          RATINGS         MARKET
       AMOUNT                                    MUNICIPAL BONDS                                    MOODY'S/S&P+       VALUE
     ----------                                --------------------                                  ---------    --------------
     $2,000,000  California Department of Water Resources Water System Rev. (Central Valley Project),
                  6 1/8% due 12/1/2013............................................................     Aa/AA       $2,070,800
      2,500,000  California Department of Water Resources Water System Rev. (Central Valley Project),
                   5 1/2% due 12/1/2023...........................................................     Aa/AA        2,378,175
      2,000,000  California Educational Facilities Authority Rev. (Stanford University),
                   6% due 1/1/2013................................................................    Aaa/AAA       2,130,060
      3,200,000  California Educational Facilities Authority Rev.
                  (University of Southern California Project),
                   5.80% due 10/1/2015............................................................     Aa/AA        3,152,960
      3,440,000  California Educational Facilities Authority Rev. (Pomona College),
                   6% due 2/15/2017...............................................................     Aa1/AA       3,427,685
      4,500,000  California Educational Facilities Authority Rev.
                  (California Institute of Technology),
                   6% due 1/1/2021................................................................    Aaa/AAA       4,476,735
      3,000,000  California Health Facilities Financing Authority Health Facility Rev.
                  (Kaiser Permanente),
                   6 1/2% due 12/1/2020...........................................................    Aa3/AA        3,135,750

---------------
+  Ratings have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

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                                                            September 30, 1996
------------------------------------------------------------------------------

                                              CALIFORNIA QUALITY SERIES (continued)
       FACE                                                                                         RATINGS         MARKET
      AMOUNT                                    MUNICIPAL BONDS                                   MOODY'S/S&P+       VALUE
    ----------                               --------------------                                -------------- --------------
    $2,000,000  California Health Facilities Financing Authority Insured Hospital Rev.
                  (Scripps Memorial Hospital), 6% due 10/1/2022...................................    Aaa/AAA    $   2,104,140
         5,000  California Housing Finance Agency (Housing Revenue Insured Bonds),
                  8% due 8/1/2010.................................................................    Aaa/AAA            5,289
       425,000  California Housing Finance Agency (Housing Revenue Insured Bonds),
                  8% due 8/1/2015.................................................................    Aaa/AAA          446,365
     2,000,000  California Housing Finance Agency Housing Rev., 5.60% due 8/1/2024................    Aaa/AAA        1,910,400
     2,835,000  California Housing Finance Agency Home Mortgage Rev., 6% due 2/1/2025*............     Aa/AA-        2,927,166
       940,000  California Public Capital Improvements Financing Authority (Pooled Projects),
                  8.10% due 3/1/2018..............................................................    Aaa/AAA          991,559
     3,000,000  California Public Works Board Lease Rev. (Correctional Facilities Improvements),
                  5% due 9/1/2021.................................................................      A/A          2,899,710
     6,000,000  California State GOs, 5.90% due 4/1/2023..........................................     A1/A+         5,968,140
     3,000,000  California Statewide Communities Development Authority Certificates of Participation
                  (The Trustees of the J. Paul Getty Trust), 5% due 10/1/2023.....................    Aaa/AAA        2,670,840
     5,000,000  Contra Costa Water District, CA, 5 1/2% due 10/1/2019.............................    Aaa/AAA        4,854,000
     3,500,000  East Bay, CA Municipal Utility District Water System Rev., 6% due 6/1/2012........    Aaa/AAA        3,594,780
     2,500,000  Eastern Municipal Water District Riverside County, CA Water and Sewer Rev.,
                  6% due 7/1/2012.................................................................    Aaa/AAA        2,840,400
     3,000,000  Fresno, CA Sewer System Rev., 5 1/4% due 9/1/2019.................................    Aaa/AAA        2,854,080
     2,000,000  Industry, CA GOs, 7% due 7/1/2015.................................................    Aaa/AAA        2,197,840
     3,000,000  Los Angeles Department of Water & Power, CA Electric Plant Rev., 6% due 2/1/2020..     Aa/AA-        3,144,690
     2,000,000  M-S-R Public Power Agency, CA (San Juan Project), 6% due 7/1/2019.................    Aaa/AAA        2,053,180
     2,000,000  Marin, CA Municipal Water District Water Rev., 5.65% due 7/1/2023.................     A1/AA         1,925,140
     3,000,000  Metropolitan Water District of Southern California Waterworks GOs,
                  5% due 3/1/2014.................................................................    Aaa/AAA        2,970,570
     4,500,000  Northern California Power Agency Public Power Rev. (Combustion Turbine Project A-1),
                  6% due 8/15/2010................................................................    Aaa/AAA        4,563,495
     4,500,000  Orange County, CA Local Transportation Authority (Measure M Sales Tax Rev.),
                  6% due 2/15/2009................................................................    Aaa/AAA        4,741,065
     2,500,000  Rancho, CA Water District Financing Authority Rev., 5.90% due 11/1/2015...........    Aaa/AAA        2,524,150
     3,250,000  San Francisco Bay Area Rapid Transit District, CA
                  (Sales Tax Rev.), 6.60% due 7/1/2012............................................    Aaa/AAA        3,533,075
     3,000,000  San Francisco, CA (City & County) Airport Commission Rev.
                  (International Airport), 6.60% due 5/1/2024*....................................    Aaa/AAA        3,217,710
     3,000,000  San Francisco, CA (City & County) Public Utilities Commission Water Rev.,
                  6% due 11/1/2015................................................................     Aa/AA         3,005,850
     5,000,000  University of California Regents (Multiple Purpose Projects), 6% due 9/1/2024.....    Aaa/AAA        5,264,450
                                                                                                                   -----------
    Total Municipal Bonds (Cost $90,662,846) -- 96.7% ............................................                  93,980,249
    Variable Rate Demand Notes (Cost $1,700,000) -- 1.7%..........................................                   1,700,000
    Other Assets Less Liabilities -- 1.6%.........................................................                   1,525,316
                                                                                                                   -----------
    NET ASSETS -- 100.0%..........................................................................                 $97,205,565
                                                                                                                   -----------
                                                                                                                   -----------

----------------
 * Interest income earned from this security is subject to the federal alternative minimum tax.
 + Ratings have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.
                                                                      11

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PORTFOLIOS OF INVESTMENTS  (continued)
------------------------------------------------------------------------------

                                                  FLORIDA SERIES

         FACE                                                                                       RATINGS          MARKET
        AMOUNT                                    MUNICIPAL BONDS                                  MOODY'S/S&P+      VALUE
      ----------                               --------------------                                ------------  --------------

  $   500,000    Broward County, FL GOs (Environmentally Sensitive Lands Project),
                   6.90% due 7/1/2009.............................................................    Aaa/AAA      $   521,070
    2,500,000    Broward County, FL Water & Sewer Utility Rev., 5% due 10/1/2018..................    Aaa/AAA        2,279,200
    1,500,000    Broward County School District, FL GOs, 7 1/8% due 2/15/2008.....................    Aaa/AAA        1,623,360
    1,500,000    Citrus County, FL Pollution Control Rev. (Florida Power Corporation Crystal River
                   Power Plant Project), 6% due 1/1/2027..........................................      A1/A+        1,598,130
    2,000,000    Collier County, FL Water & Sewer Rev., 5 1/4% due 7/1/2021.......................    Aaa/AAA        1,871,160
    1,250,000    Dade County, FL Aviation Rev., 6 1/8% due 10/1/2020*.............................    Aaa/AAA        1,277,650
    1,000,000    Dade County, FL Public Facilities Rev. (Jackson Memorial Hospital),
                   5 1/4% due 6/1/2023............................................................    Aaa/AAA          920,650
    2,870,000    Dade County, FL Public Improvement GOs, 5 3\4% due 10/1/2016.....................    Aaa/AAA        2,870,000
    2,000,000    Dade County, FL Water & Sewer System Rev., 5% due 10/1/2022......................    Aaa/AAA        1,994,640
    2,000,000    Dade County Health Facilities Authority, FL Hospital Rev. (Baptist Hospital
                   of Miami Project), 5 1/4% due 5/15/2021........................................    Aaa/AAA        1,851,680
    1,000,000    Dunes Community Development District, FL Rev. (Intracoastal Waterway Bridge Project),
                   7% due 2/1/2007................................................................     NR/A          1,030,430
    1,000,000   Florida Housing Finance Agency (General Mortgage Rev.), 6.35% due 6/1/2014........    NR/AAA         1,028,730
      715,000   Florida Housing Finance Agency Rev. (Single Family Mortgage), 6.55% due 7/1/2014*     Aaa/AAA          735,878
    2,000,000   Florida Housing Finance Agency Rev. (Homeowner Mortgage), 6.20% due 7/1/2027*.....     Aa/AA         2,014,260
    2,000,000   Florida State Department of Transportation GOs (Right of Way),
                  5.80% due 7/1/2021..............................................................     Aa/AA         2,008,660
    1,000,000   Florida State Municipal Power Agency Rev. (St. Lucie Project), 5 1/2% due 10/1/2012   Aaa/AAA          991,600
    2,500,000   Florida State Turnpike Authority Turnpike Rev., 5% due 7/1/2025...................    Aaa/AAA        2,469,900
    1,500,000   Gainesville, FL Utilities System Rev., 5 1/2% due 10/1/2013.......................     Aa/AA         1,470,810
    2,500,000   Hillsborough County, FL Aviation Authority Rev. (Tampa International Airport),
                  5% due 10/1/2023*...............................................................    Aaa/AAA        2,343,000
    1,500,000   Jacksonville Electric Authority, FL Rev. (St. Johns River Power Park System),
                  5 1/2% due 10/1/2013............................................................    Aa1/AA         1,470,810
    2,000,000   Kissimmee Utility Authority, FL Electric System Improvement Rev.,
                  5 1/4% due 10/1/2018............................................................    Aaa/AAA        1,885,560
    1,000,000   Lee County, FL Transportation Facilities Rev., 6% due 10/1/2015                       Aaa/AAA        1,025,920
    2,000,000   Orlando, FL Utilities Commission Water & Electric Rev., 5 1/2% due 10/1/2026......     Aa/AA-        1,912,420
    1,000,000   Osceola County, FL Transportation Rev. (Osceola Parkway Project),
                  6.10% due 4/1/2017..............................................................    Aaa/AAA        1,026,590
    1,200,000   Palm Beach County, FL Criminal Justice Facilities Rev., 7 1/4% due 6/1/2011.......    Aaa/AAA        1,330,764
    1,500,000   Palm Beach County, FL Water & Sewer Rev., 7 1/8% due 10/1/2009....................     Aa/A+         1,584,885
    1,625,000   Palm Beach County, FL Water & Sewer Rev., 5 1/4% due 10/1/2013....................    Aaa/AAA        1,557,985
    1,000,000   Pensacola Health Facilities Authority, FL Health Facilities Rev.
                  (Daughters of Charity  National Health System--Sacred Heart Hospital of Pensacola),
                  5 1/4% due 1/1/2011.............................................................     Aa/AA           933,270
    1,250,000   Volusia County, FL Educational Facilities Authority Rev. (Embry-Riddle Aeronautical
                University Project), 6% due 10/15/2022............................................    NR/AAA         1,337,425
                                                                                                                   -----------
    Total Municipal Bonds (Cost $44,280,089) -- 96.8% ............................................                  44,966,437
    Variable Rate Demand Notes (Cost $800,000) -- 1.7%............................................                     800,000
    Other Assets Less Liabilities -- 1.5%.........................................................                     710,782
                                                                                                                   -----------
    NET ASSETS -- 100.0%..........................................................................                 $46,477,219
                                                                                                                   -----------
                                                                                                                   -----------

-----------------
*  Interest income earned from this security is subject to the federal alternative minimum tax.
+  Ratings have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

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                                                            September 30, 1996
------------------------------------------------------------------------------

                                               NORTH CAROLINA SERIES

         FACE                                                                                       RATINGS          MARKET
        AMOUNT                                    MUNICIPAL BONDS                                  MOODY'S/S&P+      VALUE
      ----------                               --------------------                                ------------  --------------
    $1,250,000   Appalachian State University, NC Housing & Student Center System Rev.,
                   5% due 7/15/2015...............................................................   Aaa/AAA       $ 1,234,900
     1,250,000   Asheville, NC Water System Rev., 5.70% due 8/1/2025..............................   Aaa/AAA         1,242,888
       600,000   Buncombe County, NC Metropolitan Sewerage District (Sewerage System Rev.),
                   5 1/2% due 7/1/2022............................................................   Aaa/AAA           582,264
     2,000,000   Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev.,
                   6 1/4% due 1/1/2020............................................................    Aa/AA          2,037,060
     1,000,000   Charlotte, NC Certificates of Participation (Charlotte-Mecklenburg Law Enforcement
                   Center Project), 5% due 6/1/2013...............................................    Aa1/AA           995,020
     2,000,000   Charlotte, NC Water & Sewer GOs, 5.90% due 2/1/2017..............................   Aaa/AAA         2,076,920
     1,590,000   Concord, NC Utilities System Rev., 5% due 12/1/2017..............................   Aaa/AAA         1,578,313
     2,000,000   Fayetteville, NC Public Works Commission Rev., 4% due 3/1/2014...................   Aaa/AAA         1,795,880
     2,500,000   Martin County Industrial Facilities and Pollution Control Financing Authority, NC
                   (Weyerhaeuser Company Project), 5.65% due 12/1/2023*...........................     A2/A          2,405,850
       500,000   North Carolina Educational Facilities Financing Authority Rev.
                   (Duke University Project),
                   6% due 10/1/2021................................................................  Aa1/AA+           545,190
       500,000   North Carolina Educational Facilities Financing Authority Rev.
                   (Elon College Project),
                   6% due 1/1/2014.................................................................  NR/AAA            524,300
       600,000   North Carolina Housing Finance Agency Rev. (Multi-Family), 5.80% due 7/1/2014.....   Aa/AA            594,690
     1,455,000   North Carolina Housing Finance Agency Rev. (Single Family), 6 1/2% due 3/1/2018...   Aa/AA          1,501,400
       250,000   North Carolina Housing Finance Agency Rev. (Multi-Family), 5.90% due 7/1/2026.....   Aa/AA            244,490
       750,000   North Carolina Medical Care Commission Hospital Rev. (North Carolina Baptist
                   Hospital Project), 6% due 6/1/2014..............................................   Aa/AA            773,513
     1,000,000   North Carolina Medical Care Commission Hospital Rev. (Mercy Hospital Project),
                   6 1/2% due 8/1/2015.............................................................   NR/NR          1,050,880
     1,250,000   North Carolina Medical Care Commission Hospital Rev. (Rex Hospital Project),
                   6 1/4% due 6/1/2017.............................................................   A1/A+          1,276,687
     1,500,000   North Carolina Medical Care Commission Hospital Rev. (Carolina Medicorp Project),
                   6% due 5/1/2021.................................................................   Aa/AA          1,499,910
     1,000,000   North Carolina Medical Care Commission Hospital Rev. (Memorial Mission Hospital
                   Project), 6% due 10/1/2022......................................................  Aaa/AAA         1,009,480
     2,250,000   North Carolina Medical Care Commission Hospital Rev. (Presbyterian Health Services
                   Corp. Project), 6% due 10/1/2024................................................   Aa/AA          2,250,000
     2,000,000   North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., 5% due 1/1/2015  Aaa/AAA         1,986,400
     3,000,000   North Carolina Municipal Power Agency
                   No. 1 Catawba Electric Rev., 5% due 1/1/2020 ...................................  Aaa/AAA         2,750,160
     1,000,000   Orange, NC Water & Sewer Authority Rev., 5.20% due 7/1/2016.......................   Aa/AA            943,350
       250,000   Piedmont Triad Airport Authority, NC Airport Rev. Series "A," 6% due 7/1/2016.....  Aaa/AAA           270,452
       775,000   Raleigh, NC GOs, 6 1/2% due 3/1/2008..............................................  Aaa/AAA           832,366
       200,000   Transylvania County, NC GOs, 6.80% due 4/1/2007...................................    A/A             216,010
       500,000   University of North Carolina Chapel Hill Housing System Rev., 6.40% due 11/1/2010    NR/AA-           529,390
     1,500,000   University of North Carolina Charlotte Rev. (Student Activity Center),
                   5 1/2% due 6/1/2021.............................................................  Aaa/AAA         1,458,465
       500,000   University of North Carolina Hospitals at Chapel Hill Rev., 6% due 2/15/2017......   Aa/AA            515,500
     1,000,000   University of North Carolina Hospitals at Chapel Hill Rev., 5 1/4% due 2/15/2026..   Aa/AA            932,100

-------------------
*  Interest income earned from this security is subject to the federal alternative minimum tax.
+  Ratings have not been audited by Deloitte & Touche LLP.

                                                                        13
See Notes to Financial Statements.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS  (continued)                      September 30, 1996
------------------------------------------------------------------------------

                                          NORTH CAROLINA SERIES (continued)

         FACE                                                                                       RATINGS          MARKET
        AMOUNT                                    MUNICIPAL BONDS                                  MOODY'S/S&P+      VALUE
      ----------                               --------------------                                ------------  --------------
    $1,550,000   Wake County Industrial Facilities & Pollution Control Financing Authority, NC
                   (Carolina Power & Light), 6.90% due 4/1/2009....................................   A2/A1        $ 1,665,227
       500,000   Wayne County, NC GOs, 5.90% due 2/1/2009..........................................    A/A+            520,170
                                                                                                                   -----------
    Total Municipal Bonds (Cost $37,015,217) -- 101.8% ............................................                 37,839,225
    Other Assets Less Liabilities -- (1.8)%........................................................                   (673,054)
                                                                                                                   -----------
    NET ASSETS -- 100.0%...........................................................................                $37,166,171
                                                                                                                   -----------
                                                                                                                   -----------

+  Ratings have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                        September 30, 1996
------------------------------------------------------------------------------

                                                                CALIFORNIA        CALIFORNIA                            NORTH
                                                                HIGH-YIELD         QUALITY           FLORIDA           CAROLINA
                                                                  SERIES            SERIES            SERIES            SERIES
                                                              --------------     -------------     ------------      -------------
ASSETS:
Investments, at value (see portfolios of investments):
  Long-term holdings  . . . . . . . . . . . . . . . . . . .   $   50,996,019     $  93,980,249     $ 44,966,437      $  37,839,225
  Short-term holdings . . . . . . . . . . . . . . . . . . .        1,900,000         1,700,000          800,000                 --
                                                              --------------     -------------     ------------      -------------
                                                                  52,896,019        95,680,249       45,766,437         37,839,225
Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . .           38,497           332,113           53,902             69,360
Interest receivable  . . . . . . . . . . . . . . . . . . .           872,642         1,544,901        1,007,268            619,014
Receivable for Shares of Beneficial Interest sold . . . . .           50,034               381              200              2,168
Expenses prepaid to shareholder service agent  . . . . . .             5,961            10,862            7,133              7,554
Other  . . . . . . . . . . . . . . . . . . . . . . . . . .             2,025             3,591            1,856              1,626
                                                              --------------     -------------     ------------      -------------
Total Assets  . . . . . . . . . . . . . . . . . . . . . .         53,865,178        97,572,097       46,836,796         38,538,947
                                                              --------------     -------------     ------------      -------------

LIABILITIES:
Payable for securities purchased  . . . . . . . . . . . .          1,500,000                --               --          1,237,027
Dividend payable  . . . . . . . . . . . . . . . . . . . .             98,503           170,583           77,545             62,198
Payable for Shares of Beneficial Interest repurchased . .                 --            88,011          201,849              5,000
Accrued expenses, taxes, and other  . . . . . . . . . . .             83,400           107,938           80,183             68,551
                                                              --------------     -------------     ------------      -------------
Total Liabilities  . . . . . . . . . . . . . . . . . . .           1,681,903           366,532          359,577          1,372,776
                                                              --------------     -------------     ------------      -------------
Net Assets  . . . . . . . . . . . . . . . . . . . . . . .        $52,183,275       $97,205,565      $46,477,219        $37,166,171
                                                              --------------     -------------     ------------      -------------
                                                              --------------     -------------     ------------      -------------

COMPOSITION OF NET ASSETS:

Shares of Beneficial Interest, at par:
      Class A  . . . . . . . . . . . . . . . . . . . . .         $     7,735       $    14,159      $     5,894          $   4,584
      Class D  . . . . . . . . . . . . . . . . . . . . .                 295               244              166                157
Additional paid-in capital . . . . . . . . . . . . . . .          49,948,015        94,075,578       45,154,873         36,189,507
Undistributed net realized gain/ (distribution in excess
      of net realized gain)  . . . . . . . . . . . . . .             656,157          (201,819)         629,938            147,915
Net unrealized appreciation of investments . . . . . . .           1,571,073         3,317,403          686,348            824,008
                                                              --------------     -------------     ------------      -------------
Net Assets  . . . . . . . . . . . . . . . . . . . . . .          $52,183,275       $97,205,565      $46,477,219        $37,166,171
                                                              --------------     -------------     ------------      -------------
                                                              --------------     -------------     ------------      -------------

NET ASSETS:
      Class A  . . . . . . . . . . . . . . . . . . . . .         $50,264,190       $95,560,369      $45,200,550        $35,933,912
      Class D  . . . . . . . . . . . . . . . . . . . . .         $ 1,919,085       $ 1,645,196      $ 1,276,669        $ 1,232,259

SHARES OF BENEFICIAL INTEREST
  OUTSTANDING:
(Unlimited shares authorized; $.001 par value)
      Class A  . . . . . . . . . . . . . . . . . . . . .           7,735,149        14,158,491        5,893,544          4,583,980
      Class D  . . . . . . . . . . . . . . . . . . . . .             294,980           244,236          166,165            157,281

NET ASSET VALUE PER SHARE:
      Class A  . . . . . . . . . . . . . . . . . . . . .               $6.50             $6.75            $7.67              $7.84
      Class D  . . . . . . . . . . . . . . . . . . . . .               $6.51             $6.74            $7.68              $7.83


-------------------

See Notes to Financial Statements.

                                                                    15

------------------------------------------------------------------------------
------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                 For the Year Ended September 30, 1996
------------------------------------------------------------------------------

                                                                 CALIFORNIA      CALIFORNIA                             NORTH
                                                                 HIGH-YIELD        QUALITY            FLORIDA          CAROLINA
                                                                   SERIES           SERIES            SERIES            SERIES
                                                               ------------      ------------      ------------      ------------
INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . . .       $  3,199,448      $  5,707,092      $  2,875,437      $  2,206,026
                                                               ------------      ------------      ------------      ------------
EXPENSES:
Management fees  . . . . . . . . . . . . . . . . . . . .            252,643           483,123           243,865           187,874
Distribution and service fees  . . . . . . . . . . . . .             61,490           102,682           124,366           100,286
Shareholder account services  . . . . . . . . . . . . . .            60,179           105,465            60,189            56,752
Auditing and legal fees  . . . . . . . . . . . . . . . .             20,752            20,752            22,733            23,130
Custody and related services . . . . . . . . . . . . . .             11,825            25,166            11,268            10,988
Registration . . . . . . . . . . . . . . . . . . . . . .              9,076            10,720             7,744             6,524
Shareholder reports and communications . . . . . . . . .              9,074             9,497             5,527            10,137
Trustees' fees and expenses . . . . . . . . . . . . . .               7,981             7,990             7,316             7,142
Miscellaneous . . . . . . . . . . . . . . . . . . . . .               5,012             8,635             2,984             4,409
                                                               ------------      ------------      ------------      ------------
Total expenses . . . . . . . . . . . . . . . . . . . . .            438,032           774,030           485,992           407,242
                                                               ------------      ------------      ------------      ------------
Net investment income  . . . . . . . . . . . . . . . . .          2,761,416         4,933,062         2,389,445         1,798,784
                                                               ------------      ------------      ------------      ------------

NET REALIZED AND UNREALIZED GAIN
        (LOSS) ON INVESTMENTS:
Net realized gain on investments  . . . . . . . . . . .             761,672            10,779           848,068           150,901
Net change in unrealized appreciation
   of investments . . . . . . . . . . . . . . . . . . .            (302,934)        1,634,127          (599,721)          428,165
                                                               ------------      ------------      ------------      ------------
Net gain on investments  . . . . . . . . . . . . . . . .            458,738         1,644,906           248,347           579,066
                                                               ------------      ------------      ------------      ------------
Increase in Net Assets from Operations . . . . . . . . .         $3,220,154        $6,577,968        $2,637,792        $2,377,850
                                                               ------------      ------------      ------------      ------------
                                                               ------------      ------------      ------------      ------------

----------------
See notes to financial statements.

16

------------------------------------------------------------------------------
------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                                                  CALIFORNIA HIGH-YIELD                  CALIFORNIA QUALITY
                                                                         SERIES                                SERIES
                                                            ---------------------------------      ------------------------------
                                                                YEAR ENDED SEPTEMBER 30,              YEAR ENDED SEPTEMBER 30,
                                                            ---------------------------------      ------------------------------
                                                                 1996               1995               1996              1995
                                                            ------------        -------------      -------------     ------------
OPERATIONS:
Net investment income.................................      $  2,761,416        $   2,807,220      $   4,933,062     $  5,160,992
Net realized gain (loss) on investments...............           761,672               88,139             10,779          (40,110)
Net change in unrealized appreciation/depreciation
    of investments....................................          (302,934)           1,121,392          1,634,127        4,529,579
                                                            ------------        -------------      -------------     ------------
  Increase in net assets from operations..............         3,220,154            4,016,751          6,577,968        9,650,461
                                                            ------------        -------------      -------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A.............................................        (2,694,728)          (2,768,632)        (4,886,875)      (5,122,722)
  Class D.............................................           (66,688)             (38,588)           (46,187)         (38,270)
Net realized gain on investments:
  Class A.............................................          (181,195)                  --           (170,861)        (893,986)
  Class D.............................................            (4,083)                  --             (1,627)          (7,846)
                                                            ------------        -------------      -------------     ------------
Decrease in net assets from distributions.............        (2,946,694)          (2,807,220)        (5,105,550)      (6,062,824)
                                                            ------------        -------------      -------------     ------------
TRANSACTIONS IN SHARES OF
    BENEFICIAL INTEREST:
Net proceeds from sale of shares:
  Class A.............................................         7,028,522            6,943,019          4,563,152        3,791,860
  Class D.............................................           971,455              707,886            938,009          336,722
Shares issued in payment of dividends:
  Class A.............................................         1,381,074            1,388,517          2,408,049        2,556,436
  Class D.............................................            51,365               29,049             28,597           16,286
Exchanged from associated Funds:
  Class A.............................................         2,237,849            2,554,338          6,680,456        1,674,871
  Class D.............................................           197,372                9,444            601,980           36,700
Shares issued in payment of gain distributions:
  Class A ............................................           123,013                   --            108,888          588,709
  Class D ............................................             3,665                   --                857            3,308
                                                            ------------        -------------      -------------     ------------
  Total ..............................................        11,994,315           11,632,253         15,329,988        9,004,892
                                                            ------------        -------------      -------------     ------------
Cost of shares repurchased:
  Class A.............................................       (10,210,483)          (6,675,164)        (8,519,741)     (12,989,249)
  Class D.............................................          (128,873)             (12,518)          (208,709)        (274,505)
Exchanged into associated Funds:
  Class A.............................................        (2,054,893)          (1,900,990)        (6,087,884)      (3,245,114)
  Class D.............................................          (471,562)            (128,605)          (590,062)        (105,836)
                                                            ------------        -------------      -------------     ------------
  Total ..............................................       (12,865,811)          (8,717,277)       (15,406,396)     (16,614,704)
                                                            ------------        -------------      -------------     ------------
Increase (decrease) in net assets from transactions
  in Shares of Beneficial Interest....................          (871,496)           2,914,976            (76,408)      (7,609,812)
                                                            ------------        -------------      -------------     ------------
Increase (decrease) in net assets...................            (598,036)           4,124,507          1,396,010       (4,022,175)

NET ASSETS:
Beginning of year...................................          52,781,311           48,656,804         95,809,555       99,831,730
                                                            ------------        -------------      -------------     ------------
End of year.........................................         $52,183,275          $52,781,311        $97,205,565      $95,809,555
                                                            ------------        -------------      -------------     ------------
                                                            ------------        -------------      -------------     ------------

---------------
See notes to financial statements.

                                                                            17

------------------------------------------------------------------------------
------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)
------------------------------------------------------------------------------

                                                                                                        NORTH CAROLINA
                                                                        FLORIDA SERIES                      SERIES
                                                                  YEAR ENDED SEPTEMBER 30,            YEAR ENDED SEPTEMBER 30,
                                                            ---------------------------------      ------------------------------
                                                                1996                1995               1996              1995
                                                            ------------        -------------      -------------     ------------
OPERATIONS:
Net investment income.................................      $  2,389,445        $   2,643,663      $   1,798,784     $  2,049,418
Net realized gain on investments......................           848,068              295,392            150,901           67,083
Net change in unrealized appreciation/depreciation
  of investments......................................          (599,721)           2,057,465            428,165        2,320,714
                                                            ------------        -------------      -------------     ------------
Increase in net assets from operations................         2,637,792            4,996,520          2,377,850        4,437,215
                                                            ------------        -------------      -------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A.............................................        (2,340,450)          (2,625,734)        (1,748,201)      (1,991,128)
  Class D.............................................           (48,995)             (17,929)           (50,583)         (58,290)
Net realized gain on investments:
  Class A.............................................          (503,822)             (13,355)           (67,229)         (67,575)
  Class D.............................................            (8,426)                 (68)            (2,262)          (2,384)
                                                            ------------        -------------      -------------     ------------
Decrease in net assets from distributions.............        (2,901,693)          (2,657,086)        (1,868,275)      (2,119,377)
                                                            ------------        -------------      -------------     ------------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST:
Net proceeds from sale of shares:
  Class A.............................................         2,194,401            2,612,961          2,675,748        3,259,927
  Class D.............................................           844,824              463,188            263,673          514,321
Shares issued in payment of dividends:
  Class A.............................................           944,497            1,095,007            915,705        1,126,718
  Class D.............................................            27,492               10,660             37,861           34,388
Exchanged from associated Funds:
  Class A.............................................         1,720,648            1,500,260            558,685        1,065,941
  Class D.............................................           132,950              334,150              3,221          583,255
Shares issued in payment of gain distributions:
  Class A ............................................           274,175                7,441             49,273           51,235
  Class D ............................................             3,798                   60              2,102            2,322
                                                            ------------        -------------      -------------     ------------
Total ................................................         6,142,785            6,023,727          4,506,268        6,638,107
                                                            ------------        -------------      -------------     ------------
Cost of shares repurchased:
  Class A.............................................        (7,546,385)          (7,404,963)        (5,507,260)      (7,888,154)
  Class D.............................................          (254,841)            (147,983)          (151,705)        (171,491)
Exchanged into associated Funds:
  Class A.............................................        (1,167,372)            (998,971)          (695,424)      (1,326,399)
  Class D.............................................           (65,958)            (319,464)          (198,185)      (1,069,453)
                                                            ------------        -------------      -------------     ------------
Total ................................................        (9,034,556)          (8,871,381)        (6,552,574)     (10,455,497)
                                                            ------------        -------------      -------------     ------------
Decrease in net assets from transactions
  in Shares of Beneficial Interest....................        (2,891,771)          (2,847,654)        (2,046,306)      (3,817,390)
                                                            ------------        -------------      -------------     ------------
Decrease in net assets................................        (3,155,672)            (508,220)        (1,536,731)      (1,499,552)


NET ASSETS:
Beginning of year.....................................        49,632,891           50,141,111         38,702,902       40,202,454
                                                            ------------        -------------      -------------     ------------
End of year...........................................       $46,477,219          $49,632,891        $37,166,171      $38,702,902
                                                            ------------        -------------      -------------     ------------
                                                            ------------        -------------      -------------     ------------

----------------
See notes to financial statements.

18

------------------------------------------------------------------------------
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------

1. Seligman Municipal Series Trust, formerly Seligman Tax-Exempt Series
Trust (the "Trust") consists of four separate series: the "California High-Yield Series," the "California Quality Series," the "Florida Series," and the "North Carolina Series." Each Series of the Trust offers two classes of shares. All shares existing prior to February 1, 1994, were classified as Class A shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales load ("CDSL") of 1% on redemptions within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a higher distribution fee and a CDSL of 1% imposed on certain redemptions made within one year of purchase. The two classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required.

2. Significant accounting policies followed, all in conformity with generally accepted accounting principles, are given below:
a. All tax-exempt securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Trustees. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.
b. There is no provision for federal income or excise tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized. Dividends are declared daily and paid monthly.
c. Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Trust amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.
d. All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the year ended September 30, 1996, distribution and service fees were the only class-specific expenses.
e. The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, and capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of any series of the Trust. At September 30, 1996, realized capital gains for federal tax purposes exceeded realized capital gains for financial statement purposes for the California High-Yield and California Quality Series by $59,886 and $223,740, respectively.

3. Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1996, were as follows:

         SERIES                  PURCHASES           SALES
        -------                ------------       -----------
California High-Yield           $20,801,177       $16,698,461
California Quality               12,188,715        14,094,245
Florida                           8,842,547        12,180,335
North Carolina                    5,690,675         6,204,311

    At September 30, 1996, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

                                    TOTAL           TOTAL
                                 UNREALIZED      UNREALIZED
        SERIES                  APPRECIATION    DEPRECIATION
        ------                  ------------    ------------
California High-Yield           $1,812,028       $  240,955
California Quality               4,240,018          922,615
Florida                          1,158,394          472,046
North Carolina                   1,142,804          318,796

------------------------------------------------------------------------------
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (continued)
------------------------------------------------------------------------------

4. J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Trust and provides the necessary personnel and facilities. Compensation of all officers of the Trust, all trustees of the Trust who are employees or consultants of the Manager, and all personnel of the Trust and the Manager is paid by the Manager. The Manager's fee is calculated daily and payable monthly, equal to 0.50% per annum of each Series' average daily net assets. For the year ended September 30, 1996, the Manager, at its discretion, waived a portion of its fees for the Florida and North Carolina Series equal to $953 and $2,623, respectively. The management fees reflected in the Statements of Operations represent 0.50% and 0.49%, respectively, per annum of their average net assets.
    Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of each Series' shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sale of Class A shares:
                                DISTRIBUTOR         DEALER
      SERIES                    CONCESSIONS       COMMISSIONS
      ------                   ------------       ----------
California High-Yield             $14,028         $100,612
California Quality                 14,194          104,653
Florida                             9,355           72,852
North Carolina                     12,563           91,647

    The Trust has an Administration, Shareholder Services and
Distribution Plan (the "Plan") with respect to Class A shares under which service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Trust pursuant to the Plan. For the year ended September 30, 1996, for the California High-Yield, California Quality, Florida, and North Carolina Series, fees paid aggregated $46,930, $91,746, $112,531, and $87,589, respectively, or 0.10%, 0.10%, 0.24%, and 0.24%, respectively, per annum of average daily net assets.
    The Trust has a Plan with respect to Class D shares under which service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Trust to the Distributor pursuant to the Plan. For the year ended September 30, 1996, fees paid amounted to $14,560, $10,936, $11,835, and
$12,697, or 1% per annum of the average daily net assets of Class D shares of the California High-Yield, California Quality, Florida, and North Carolina Series, respectively.
    The Distributor is entitled to retain any CDSL imposed on certain redemptions of Class D shares occurring within one year of purchase. For the year ended September 30, 1996, such charges amounted to $443 for the California High-Yield Series, $526 for the California Quality Series, $138 for the Florida Series, and $5 for the North Carolina Series.
    Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Fund shares, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 1996, Seligman Services, Inc. received commissions from sales of shares of each Series, and distribution and service fees, pursuant to the Plan, as follows:
                                             DISTRIBUTION AND
        SERIES               COMMISSIONS       SERVICE FEES
        ------               ------------      ------------
California High-Yield        $      28           $1,592
California Quality               2,241            2,753
Florida                          1,101            5,070
North Carolina                     171            1,638

    Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

         SERIES
         ------
California High-Yield         $  60,179
California Quality              105,465
Florida                          60,189
North Carolina                   56,752

    Certain officers and trustees of the Trust are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------

    Fees of $19,000 were incurred by the Trust for the legal services of Sullivan & Cromwell, a member of which firm is a trustee of the Trust.
    The Trust has a compensation agreement under which trustees who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid. The annual cost of such fees and interest is included in trustees' fees and expenses, and the accumulated balances thereof at September 30, 1996, were as follows:

       SERIES
       ------
California High-Yield              $26,074
California Quality                  26,074
Florida                             12,540
North Carolina                       8,941

5. Transactions in Shares of Beneficial Interest were as follows:

                                                                  CALIFORNIA HIGH-YIELD                    CALIFORNIA QUALITY
                                                                         SERIES                                   SERIES
                                                              ----------------------------           ----------------------------
                                                                 YEAR ENDED SEPTEMBER 30,              YEAR ENDED SEPTEMBER 30,
                                                              -----------------------------          ----------------------------
                                                                 1996               1995                1996              1995
                                                              ---------           ---------          ---------          ---------
Sale of shares:
  Class A.............................................        1,087,963           1,079,685            673,408            590,593
  Class D.............................................          152,012             110,995            139,499             53,458
Shares issued in payment of dividends:
  Class A.............................................          213,528             219,618            356,784            397,979
  Class D.............................................            7,942               4,570              4,255              2,531
Exchanged from associated Funds:
  Class A.............................................          343,880             404,353            996,761            265,696
  Class D.............................................           30,371               1,488             89,271              5,830
Shares issued in payment of gain distributions:
  Class A.............................................           18,896                  --             16,012            100,634
  Class D.............................................              562                  --                126                566
                                                              ---------           ---------          ---------          ---------
Total.................................................        1,855,154           1,820,709          2,276,116          1,417,287
                                                              ---------           ---------          ---------          ---------
Shares repurchased:
        Class A.......................................       (1,573,674)         (1,056,589)        (1,264,284)        (2,039,599)
        Class D.......................................          (19,819)             (1,935)           (31,274)           (42,182)
Exchanged into associated Funds:
        Class A.......................................         (317,574)           (302,366)          (905,529)          (513,872)
        Class D.......................................          (73,253)            (21,039)           (87,668)           (17,443)
                                                              ---------           ---------          ---------          ---------
Total.................................................       (1,984,320)         (1,381,929)        (2,288,755)        (2,613,096)
                                                              ---------           ---------          ---------          ---------
Increase (decrease) in shares.........................         (129,166)            438,780            (12,639)        (1,195,809)
                                                              ---------           ---------          ---------          ---------
                                                              ---------           ---------          ---------          ---------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
------------------------------------------------------------------------------

                                                                                                            NORTH CAROLINA
                                                                      FLORIDA SERIES                            SERIES
                                                              ----------------------------           ----------------------------
                                                                  YEAR ENDED SEPTEMBER 30,              YEAR ENDED SEPTEMBER 30,
                                                              -----------------------------          ----------------------------
                                                                1996                 1995              1996               1995
                                                              ---------           ---------          ---------          ---------
Sale of shares:
  Class A.............................................          284,373             347,578            342,388            438,845
  Class D.............................................          109,057              60,844             34,006             72,260
Shares issued in payment of dividends:
  Class A.............................................          122,783             146,628            116,783            151,286
  Class D.............................................            3,582               1,419              4,830              4,585
Exchanged from associated Funds:
  Class A.............................................          222,479             199,964             72,372            147,787
  Class D.............................................           17,046              43,212                425             82,219
Shares issued in payment of gain distributions:
  Class A.............................................           35,286               1,075              6,221              7,647
  Class D.............................................              488                   9                265                347
                                                              ---------           ---------          ---------          ---------
Total.................................................          795,094             800,729            577,290            904,976
                                                              ---------           ---------          ---------          ---------
Shares repurchased:
        Class A.......................................         (981,300)           (999,949)          (704,359)        (1,057,443)
        Class D.......................................          (33,593)            (19,405)           (19,457)           (22,493)
Exchanged into associated Funds:
        Class A.......................................         (151,754)           (135,404)           (88,114)          (183,108)
        Class D.......................................           (8,586)            (41,150)           (25,245)          (150,222)
                                                              ---------           ---------          ---------          ---------
Total.................................................       (1,175,233)         (1,195,908)          (837,175)        (1,413,266)
                                                              ---------           ---------          ---------          ---------
Decrease in shares....................................         (380,139)           (395,179)          (259,885)          (508,290)
                                                              ---------           ---------          ---------          ---------
                                                              ---------           ---------          ---------          ---------

22

------------------------------------------------------------------------------
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

        The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from each Class' beginning net asset value to the ending net asset value so that they may understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts, based on average shares outstanding.
        The total return based on net asset value measures each Class' performance assuming investors purchased shares at net asset value as of the beginning of the period, reinvested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of each Series. The total returns for periods of less than one year are not annualized.

CALIFORNIA HIGH-YIELD SERIES                                         CLASS A                                 CLASS D
                                                 ---------------------------------------------     ---------------------------
                                                                                                     YEAR ENDED
                                                            YEAR ENDED SEPTEMBER 30,                SEPTEMBER 30,     2/1/94**
PER SHARE OPERATING                              ---------------------------------------------     ---------------      TO
   PERFORMANCE:                                  1996       1995     1994       1993     1992       1996     1995     9/30/94
                                                 -----     -----     -----     -----     -----     -----     -----    -------
Net asset value, beginning of period..........   $6.47     $6.30     $6.73     $6.65     $6.50     $6.48     $6.31     $6.67
                                                 -----     -----     -----     -----     -----     -----     -----     -----
Net investment income.........................    0.36      0.37      0.37      0.39      0.41      0.30      0.31      0.21
Net realized and unrealized gain (loss).......    0.05      0.17     (0.34)     0.28      0.16      0.05      0.17     (0.36)
                                                 -----     -----     -----     -----     -----     -----     -----     -----
Increase (decrease) from investment operations    0.41      0.54      0.03      0.67      0.57      0.35      0.48     (0.15)
Dividends paid or declared....................   (0.36)    (0.37)    (0.37)    (0.39)    (0.41)    (0.30)    (0.31)    (0.21)
Distributions from net gain realized..........   (0.02)       --     (0.09)    (0.20)    (0.01)    (0.02)       --        --
                                                 -----     -----     -----     -----     -----     -----     -----     -----
Net increase (decrease) in net asset value....    0.03      0.17     (0.43)     0.08      0.15      0.03      0.17     (0.36)
                                                 -----     -----     -----     -----     -----     -----     -----     -----
Net asset value, end of period................   $6.50     $6.47     $6.30     $6.73     $6.65     $6.51     $6.48     $6.31
                                                 -----     -----     -----     -----     -----     -----     -----     -----
                                                 -----     -----     -----     -----     -----     -----     -----     -----
TOTAL RETURN BASED
   ON NET ASSET VALUE:                            6.49%     8.85%     0.41%    10.66%     9.00%     5.53%     7.78%    (2.47)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets................    0.84%     0.90%     0.85%     0.88%     0.82%     1.74%     1.91%      1.74%+
Net investment income to average net assets       5.49%     5.84%     5.74%     5.94%     6.20%     4.59%     4.84%      4.73%+
Portfolio turnover............................   34.75%    17.64%     8.36%     7.70%    45.50%    34.75%    17.64%      8.36%++
Net assets, end of period (000s omitted)...... $50,264   $51,504   $48,007   $51,218   $49,448    $1,919    $1,277       $650

------------------
See page 25 for footnotes.

                                                                 23

------------------------------------------------------------------------------
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
------------------------------------------------------------------------------

CALIFORNIA QUALITY SERIES                                         CLASS A                                 CLASS D
                                                 ---------------------------------------------     ---------------------------
                                                                                                     YEAR ENDED
                                                            YEAR ENDED SEPTEMBER 30,                SEPTEMBER 30,     2/1/94**
PER SHARE OPERATING                              ---------------------------------------------     ---------------      TO
   PERFORMANCE:                                  1996       1995     1994       1993     1992       1996     1995     9/30/94
                                                 -----     -----     -----     -----     -----     -----     -----    -------
Net asset value, beginning of period..........   $6.65     $6.39     $7.28     $6.85     $6.65     $6.63     $6.38     $7.13
                                                 -----     -----     -----     -----     -----     -----     -----     -----
Net investment income.........................    0.35      0.34      0.35      0.37      0.40      0.28      0.28      0.19
Net realized and unrealized gain (loss).......    0.11      0.32     (0.73)     0.54      0.22      0.12      0.31     (0.75)
                                                 -----     -----     -----     -----     -----     -----     -----     -----
Increase (decrease) from investment operations    0.46      0.66     (0.38)     0.91      0.62      0.40      0.59     (0.56)
Dividends paid or declared....................   (0.35)    (0.34)    (0.35)    (0.37)    (0.40)    (0.28)    (0.28)    (0.19)
Distributions from net gain realized..........   (0.01)    (0.06)    (0.16)    (0.11)    (0.02)    (0.01)    (0.06)       --
                                                 -----     -----     -----     -----     -----     -----     -----     -----
Net increase (decrease) in net asset value....    0.10      0.26     (0.89)     0.43      0.20      0.11      0.25     (0.75)
                                                 -----     -----     -----     -----     -----     -----     -----     -----
Net asset value, end of period................   $6.75     $6.65     $6.39     $7.28     $6.85     $6.74     $6.63     $6.38
                                                 -----     -----     -----     -----     -----     -----     -----     -----
                                                 -----     -----     -----     -----     -----     -----     -----     -----
TOTAL RETURN BASED
   ON NET ASSET VALUE:                            7.00%    10.85%    (5.46)%   13.92%     9.56%     6.20%      9.61%   (8.01)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets................    0.79%     0.89%     0.81%     0.82%     0.78%     1.69%      1.88%    1.77%+
Net investment income to average net assets...    5.11%     5.34%     5.20%     5.30%     5.86%     4.21%      4.36%    4.39%+
Portfolio turnover............................   12.84%    11.24%    22.16%    15.67%    34.25%    12.84%     11.24%   22.16%++
Net assets, end of period (000s omitted)...... $95,560   $94,947   $99,020  $111,732   $93,557    $1,645       $863     $812


FLORIDA SERIES                                                      CLASS A                                 CLASS D
                                                 ---------------------------------------------     ---------------------------
                                                                                                     YEAR ENDED
                                                            YEAR ENDED SEPTEMBER 30,                SEPTEMBER 30,     2/1/94**
PER SHARE OPERATING                              ---------------------------------------------     ---------------      TO
   PERFORMANCE:                                  1996       1995     1994       1993     1992       1996     1995     9/30/94
                                                 -----     -----     -----     -----     -----     -----     -----    -------
Net asset value, beginning of period..........   $7.71     $7.34     $8.20      $7.56    $7.37     $7.72     $7.34     $8.10
                                                 -----     -----     -----     -----     -----     -----     -----     -----
Net investment income*........................    0.38      0.40      0.42      0.46      0.47      0.32      0.34      0.24
Net realized and unrealized gain (loss).......    0.04      0.37     (0.74)     0.65      0.19      0.04      0.38     (0.76)
                                                 -----     -----     -----     -----     -----     -----     -----     -----
Increase (decrease) from investment operations    0.42      0.77     (0.32)     1.11      0.66      0.36      0.72     (0.52)
Dividends paid or declared....................   (0.38)    (0.40)    (0.42)    (0.46)    (0.47)    (0.32)    (0.34)    (0.24)
Distributions from net gain realized..........   (0.08)       --     (0.12)    (0.01)       --     (0.08)       --        --
                                                 -----     -----     -----     -----     -----     -----     -----     -----
Net increase (decrease) in net asset value....   (0.04)     0.37    (0.86)      0.64      0.19     (0.04)     0.38     (0.76)
                                                 -----     -----     -----     -----     -----     -----     -----     -----
Net asset value, end of period................   $7.67     $7.71     $7.34     $8.20     $7.56     $7.68     $7.72     $7.34
                                                 -----     -----     -----     -----     -----     -----     -----     -----
                                                 -----     -----     -----     -----     -----     -----     -----     -----
TOTAL RETURN BASED
   ON NET ASSET VALUE:                            5.54%    10.87%    (3.99)%   15.21%     9.24%     4.74%    10.07%    (6.64)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets*...............    0.97%     0.72%     0.42%     0.23%     0.17%     1.73%     1.66%     1.29%+
Net investment income to average net assets*      4.90%     5.38%     5.49%     5.82%     6.32%     4.14%     4.53%     4.61%+
Portfolio turnover............................   18.53%    11.82%     6.17%    16.42%    12.62%    18.53%    11.82%     6.17%++
Net assets, end of period (000s omitted)...... $45,200   $49,030   $49,897   $52,855   $37,957    $1,277      $603      $244
    Without expense reimbursement and/or
    management waiver:*
Net investment income per share...............   $0.38     $0.37     $0.38     $0.40     $0.41     $0.32     $0.31     $0.21
Ratios:
   Expenses to average net assets.............    0.97%     1.03%     1.00%     1.03%     1.02%     1.73%     1.97%     1.84%+
   Net investment income to average net assets    4.90%     5.07%     4.91%     5.01%     5.47%     4.14%     4.22%     4.06%+

See page 25 for footnotes.

24

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------

NORTH CAROLINA SERIES                                               CLASS A                                 CLASS D
                                                 ---------------------------------------------     ---------------------------
                                                                                                     YEAR ENDED
                                                            YEAR ENDED SEPTEMBER 30,                SEPTEMBER 30,     2/1/94**
PER SHARE OPERATING                              ---------------------------------------------     ---------------      TO
   PERFORMANCE:                                  1996       1995     1994       1993     1992       1996     1995     9/30/94
                                                 -----     -----     -----     -----     -----     -----     -----    -------
Net asset value, beginning of period..........   $7.74     $7.30     $8.22      $7.61    $7.39     $7.74     $7.29     $8.17
                                                 -----     -----     -----     -----     -----     -----     -----     -----
Net investment income*........................    0.37      0.39      0.41      0.43      0.44      0.31      0.33      0.23
Net realized and unrealized gain (loss).......    0.11      0.45     (0.87)     0.63      0.22      0.10      0.46     (0.88)
                                                 -----     -----     -----     -----     -----     -----     -----     -----
Increase (decrease) from investment operations    0.48      0.84     (0.46)     1.06      0.66      0.41      0.79     (0.65)
Dividends paid or declared....................   (0.37)    (0.39)    (0.41)    (0.43)    (0.44)    (0.31)    (0.33)    (0.23)
Distributions from net gain realized..........   (0.01)    (0.01)    (0.05)    (0.02)       --     (0.01)    (0.01)       --
                                                 -----     -----     -----     -----     -----     -----     -----     -----
Net increase (decrease) in net asset value....    0.10      0.44     (0.92)     0.61      0.22      0.09      0.45     (0.88)
                                                 -----     -----     -----     -----     -----     -----     -----     -----
Net asset value, end of period................   $7.84     $7.74     $7.30     $8.22     $7.61     $7.83     $7.74     $7.29
                                                 -----     -----     -----     -----     -----     -----     -----     -----
                                                 -----     -----     -----     -----     -----     -----     -----     -----
TOTAL RETURN BASED
   ON NET ASSET VALUE:                            6.39%    11.92%    (5.80)%   14.46%     9.23%     5.45%    11.19%    (8.15)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets*...............    1.05%     0.82%     0.44%     0.23%     0.14%     1.81%      1.64%    1.27%+
Net investment income to average net assets*..    4.75%     5.21%     5.29%     5.44%     5.83%     3.99%     4.42%     4.49%+
Portfolio turnover............................   15.12%     4.38%    15.61%     3.13%    12.51%    15.12%     4.38%    15.61%++
Net assets, end of period (000s omitted)...... $35,934   $37,446   $38,920   $38,828   $21,836    $1,232    $1,257    $1,282
    Without expense reimbursement and/or
    management waiver:*
Net investment income per share...............   $0.37     $0.36     $0.35     $0.35     $0.34     $0.31     $0.31     $0.20
Ratios:
   Expenses to average net assets.............    1.06%     1.18%     1.13%     1.22%     1.40%     1.82%     2.00%     1.95%+
   Net investment income to average net assets    4.74%     4.85%     4.60%     4.45%     4.57%     3.98%     4.06%     3.82%+

---------------------------
   * During the periods stated, the Manager, at its discretion, waived all or a portion of its fees and, in some cases, reimbursed certain expenses for the Florida and North Carolina Series.
  ** Commencement of operations.
   + Annualized.
  ++ For the year ended September 30, 1994.
See Notes to Financial Statements.

                                                                    25

------------------------------------------------------------------------------
------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
------------------------------------------------------------------------------

The Trustees and Shareholders,
Seligman Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California High-Yield, California Quality, Florida and North Carolina Series of Seligman Municipal Series Trust (formerly Seligman Tax-Exempt Series Trust), as of September 30, 1996, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996 by correspondence with the Trust's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the California High-Yield, California Quality, Florida and North Carolina Series of Seligman Municipal Series Trust as of September 30, 1996, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
New York, New York
October 30, 1996

------------------------------------------------------------------------------
------------------------------------------------------------------------------
PROXY RESULTS
------------------------------------------------------------------------------

Seligman Municipal Series Trust Shareholders voted on the following proposals at the SPECIAL MEETING OF SHAREHOLDERS held on September 30, 1996, in New York, NY. Each Trustee was elected, and all other proposals were approved. The description of each proposal and number of shares voted are as follows:

ELECTION OF TRUSTEES:
                                             FOR                WITHHELD
                                        ---------------       ----------
  Fred E. Brown                             20,813,235           424,145
  John R. Galvin                            20,805,682           431,698
  Alice S. Ilchman                          20,816,771           420,609
  Frank A. McPherson                        20,800,549           436,831
  John E. Merow                             20,810,270           427,110
  Betsy S. Michel                           20,826,177           411,203
  William C. Morris                         20,817,181           420,199
  James C. Pitney                           20,814,181           423,199
  James Q. Riordan                          20,757,589           479,791
  Ronald T. Schroeder                       20,817,181           420,199
  Robert L. Shafer                          20,743,529           493,851
  James N. Whitson                          20,817,181           420,199
  Brian T. Zino                             20,816,870           420,510

RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS:

                                                     FOR               AGAINST            ABSTAIN             NON-VOTE
                                                  ----------          --------           ---------            --------
                                                  20,056,295           160,586           1,020,499               n/a

APPROVAL TO PERMIT ANY PORTION OF INVESTMENTS IN SECURITIES SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX:

                   SERIES                             FOR              AGAINST             ABSTAIN              NON-VOTE
           ---------------------                   ---------         ---------             -------              --------
           California High-Yield                   3,940,941           498,191             573,003               230,564
           California Quality                      6,371,052         1,483,792             834,770               265,842
           Florida                                 3,237,321           347,902             139,049               155,345
           North Carolina                          2,679,692           239,984             164,507                75,425

------------------------------------------------------------------------------
------------------------------------------------------------------------------
TRUSTEES
------------------------------------------------------------------------------

Fred E. Brown
Director and Consultant,
  J. & W. Seligman & Co. Incorporated
John R. Galvin 2
Dean, Fletcher School of Law and Diplomacy at
  Tufts University
Director, USLIFE Corporation
Alice S. Ilchman 3
President, Sarah Lawrence College
Trustee, Committee for Economic Development
Director, NYNEX
Chairman, The Rockefeller Foundation
Frank A. McPherson 2
Chairman and CEO, Kerr-McGee Corporation
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center
John E. Merow
Partner, Sullivan & Cromwell, Law Firm
Director, Commonwealth Aluminum Corporation
Betsy S. Michel 2
Director or Trustee,
  Various Organizations
William C. Morris 1
Chairman
Chairman of the Board and President,
  J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3
Partner, Pitney, Hardin, Kipp & Szuch, Law Firm
Director, Public Service Enterprise Group
James Q. Riordan 3
Director, The Brooklyn Union Gas Company
Trustee, Committee for Economic Development
Director, Dow Jones & Co., Inc.
Director, Public Broadcasting Service
Ronald T. Schroeder 1
Managing Director,
  J. & W. Seligman & Co. Incorporated
Robert L. Shafer 3
Director or Trustee,
  Various Organizations
James N. Whitson 2
Executive Vice President and Director,
  Sammons Enterprises, Inc.
Director, C-SPAN
Director, Red Man Pipe and Supply Company
Brian T. Zino 1
President
Managing Director,
  J. & W. Seligman & Co. Incorporated
Chairman, Seligman Data Corp.
-------------------
Member:
  1 Executive Committee
  2 Audit Committee
  3 Trustee Nominating Committee

------------------------------------------------------------------------------
------------------------------------------------------------------------------
EXECUTIVE OFFICERS
------------------------------------------------------------------------------

William C. Morris
Chairman
Brian T. Zino
President
Thomas G. Moles
Vice President
Lawrence P. Vogel
Vice President
Thomas G. Rose
Treasurer
Frank J. Nasta
Secretary
------------------------------------------------------------------------------
Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017
General Counsel
Sullivan & Cromwell
Independent Auditors
Deloitte & Touche LLP

General Distributor
Seligman Financial Services, Inc.
100 Park Avenue
New York, NY 10017
Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Important Telephone Numbers
(800) 221-2450    Shareholder
                  Services
(800) 622-4597    24-Hour Automated
                  Telephone
                  Access Service
                                                        29

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30

                                              Seligman Financial Services, Inc.
                                                         an affiliate of

                                                      J. & W. Seligman & Co.
                                                           incorporated
                                                         established 1864
                                            100 Park Avenue, New York, NY 10017

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of Seligman Municipal Series Trust, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

                                                                TEB2 9/96